Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization expense
Subtotal	$ (244,458)	$ (214,239)	$ (203,912)
Impairment (losses) /reversals of impairment losses recognized in profit for the year
Properties, plant and equipment	(8,084)	(5,582)
Intangible assets other than goodwill	34,857	478
Other expenses, by nature
Subtotal	(5,192,568)	(1,951,706)	(1,540,950)
Total	(75,971)	(60,605)	(99,612)
Other expenses
Depreciation and amortization expense
Depreciation of assets not in use	0	0	(138)
Subtotal	0	0	(138)
Impairment (losses) /reversals of impairment losses recognized in profit for the year
Properties, plant and equipment	(8,084)	(5,582)	(9,563)
Intangible assets other than goodwill	(520)	(478)	(1,941)
Goodwill	(33,629)	0	(140)
Non-current assets and disposal groups held for sale	0	0	0
Subtotal	(42,233)	(6,060)	(11,644)
Other expenses, by nature
Legal expenses	(6,841)	(42,254)	(69,965)
VAT and other unrecoverable taxes	(5,694)	(1,015)	(626)
Fines paid	(617)	(882)	(314)
Investment plan expenses	(727)	1	(768)
Exploration expenses	0	(284)	(5,262)
Contributions and donations	(19,096)	(9,037)	(8,793)
Other operating expenses	(763)	(1,074)	(2,102)
Subtotal	$ (33,738)	$ (54,545)	$ (87,830)